Long-term bank loans & Revolving facilities	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term bank loans & Revolving facilities

 8.               Long-term bank loans & Revolving facilities:

Details of the Company’s credit facilities are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report and supplemented by the new financing activities presented below.

New Financing activities during the six-month period ended June 30, 2025

i) ING $185,000 Facility:

On January 22, 2025, the Company entered into a loan agreement with ING Bank N.V., London Branch (“ING”) for a loan amount of up to $185,000 (the “ING $185,000 Facility”), which was drawn on January 24, 2025 and the proceeds of which were used to refinance the outstanding amount of the then existing ING Facility, as discussed below, and for general corporate purposes. The ING $185,000 Facility is repayable in 20 equal consecutive quarterly installments of $8,810 and a balloon payment of $8,810, due in January 2030, along with the last installment and is secured by first priority mortgages on the vessels Star Alessia, Star Magnanimus, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Mona, Star Flame, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas, which were previously part of the collateral securing the then existing ING Facility.

8.            Long-term bank loans & Revolving facilities - continued:

ii) Fubon $43,000 Facility:

On March 14, 2025, the Company entered into a loan agreement with Taipei Fubon Commercial Bank Co., Ltd. for a loan amount of up to $43,000 (the “Fubon $43,000 Facility”), which was drawn on March 26, 2025 in order to refinance the vessels Peloreus and Leviathan, which were previously under the then existing ING Facility. The Fubon $43,000 Facility is repayable in 20 equal consecutive quarterly installments of $1,075 and a balloon payment of $21,500, due in March 2030, along with the last installment and is secured by first-priority mortgages on the aforementioned vessels.

iii) ESUN $130,000 Facility:

On April 10, 2025, the Company entered into a loan agreement with E.SUN Commercial Bank Ltd. for a loan amount of up to $130,000 (the “ESUN $130,000 Facility”) for the post-delivery financing of the five Kamsarmax vessels currently under construction (Note 5). The ESUN $130,000 Facility will mature seven years after drawdown date, and will be secured by first priority mortgages on the five vessels under construction when delivered.

iv) ABN Revolving Facility:

On May 30, 2025, the Company entered into an agreement with ABN AMRO Bank N.V. (“ABN AMRO”) for a senior secured revolving credit facility in a principal amount of up to $50,000 (the “ABN Revolving Facility”) in order to finance working capital requirements. Amounts under the ABN Revolving Facility are available to be drawn for, and are repayable within, 12 months from the date of the agreement, with an option to extend the repayment for an additional 12 months upon mutual agreement. Each amount drawn under the ABN Revolving Facility, will be secured by first priority mortgage on the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole.

v) NBG Revolving Facility:

On June 25, 2025, the Company entered into an agreement with National Bank of Greece S.A. (“NBG”) for a secured revolving credit facility in a principal amount of up to $65,000 (the “NBG Revolving Facility”) in order to finance working capital requirements. The NBG Revolving Facility is available for three years after the date of the agreement, and each amount drawn under the facility will be repayable within one year from the date of such borrowing. On June 30, 2025, an amount of $20,000 was drawn (the “First Drawing”), which was repaid in July 2025. Following the repayment of the First Drawing, each drawn amount under the NBG Revolving Facility, is secured by first priority mortgage on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila, Star Sophia and Star Nina.

8.            Long-term bank loans & Revolving facilities - continued:

Prepayments

In addition to the scheduled repayments during the six-month period ended June 30, 2025 and in connection with the refinancing described above and the sale of vessels described in Note 5, the Company prepaid the following amounts: i) $35,715 corresponding to the outstanding amount of the remaining tranche of the ABN AMRO $97,150 Facility secured by the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole, ii) $154,920 corresponding to the outstanding amount under the then existing ING Facility, iii) $7,800 corresponding to the outstanding amount of the then existing SEB $39,000 Facility secured by the vessels Star Marilena, Star Borneo and Star Bueno, iv) $8,012 corresponding to the outstanding loan amount of the vessels Star Omicron and Strange Attractor under the NBG $151,085 Facility, v) $13,411 corresponding to the outstanding loan amount of the vessels Bittern, Canary and Petrel under the ESUN $100,000 Facility, vi) $4,593 corresponding to the outstanding loan amount of the vessel Puffin Bulker under the ABN AMRO $94,100 Facility and vii) $4,724 corresponding to the outstanding loan amount of the vessel Oriole under the ING $94,000 Facility.

As of December 31, 2024 and June 30, 2025, the Company was required to maintain minimum liquidity, not legally restricted, of $75,500 and $72,500, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2024 and June 30, 2025, the Company was required to maintain a minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs, as described in Note 13), of $15,814 and $35,130, respectively. The increase in restricted cash is attributable to the increase in collateral required under the NBG Revolving Facility in connection with the First Drawing thereunder.

As of June 30, 2025, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings (Note 7), which are described above and in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

All of the Company’s bank loans bear interest at SOFR plus a margin. The weighted average interest rate (including the margin) related to the Company’s debt, including lease financings (Note 7) and taking into account the interest rate swaps, for the six-month periods ended June 30, 2024 and 2025 was 6.6% and 5.9%, respectively. The commitment fees incurred during the six-month periods ended June 30, 2024 and 2025 were nil and $20, respectively, and are included under “Other current assets” in the consolidated balance sheets. As of June 30, 2025, in addition to the facility amount under the ESUN $130,000 Facility, the Company had an aggregate amount of $95,000 available to be drawn under the ABN Revolving Facility and NBG Revolving Facility.

The principal payments required to be made after June 30, 2025 for the outstanding bank debt as of that date are as follows:

Twelve month periods ending	Amount
June 30, 2026	$228,104
June 30, 2027	256,395
June 30, 2028	280,141
June 30, 2029	243,690
June 30, 2030	107,504
June 30, 2031 and thereafter	62,337
Total Long-term bank loans & Revolving facilities	$1,178,171
Unamortized loan issuance costs	(6,522)
Total Long-term bank loans & Revolving facilities, net	$1,171,649
Current portion of long-term bank loans & Revolving facilities	228,104
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	943,545

8.            Long-term bank loans & Revolving facilities - continued:

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2024	2025
Interest on financing agreements	$47,183	$37,228
Less: Interest capitalized	(500)	(736)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(2,792)	(551)
Amortization of debt (loan & lease) issuance costs	1,691	1,633
Other bank and finance charges	530	559
Interest and finance costs	$46,112	$38,133

During the six-month period ended June 30, 2025, in connection with the loan prepayments described above, the Company wrote off an amount of $919 of unamortized debt issuance costs and incurred prepayment fees of $31, which are included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period. During the six-month period ended June 30, 2024, the Company wrote off an amount of $954 of unamortized debt issuance costs and incurred other expenses of $56 in connection with certain loan prepayments, which are included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.